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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210

November 18, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644

Re:  John Hancock Life Insurance Company (U.S.A.) Separate Account H
     ("Registrant")
     Registration Statement on Form N-4
     File No. 333-70864

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify, on behalf of the Registrant, that the form of the prospectus, dated May 1, 2009 and as supplemented November 16, 2009, and the statement of additional information, dated May 1, 2009, contain no changes from the form of prospectus and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on November 16, 2009.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities